Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000205825
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	ESGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dana Epiphany Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 77,216,921
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 179,616
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$77,216,921
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$179,616
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	7.5%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.1%
NXP Semiconductors N.V.	2.8%
Vertiv Holdings Co., Class A	2.3%
Cisco Systems, Inc.	2.2%
Lam Research Corp.	2.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.9%
Real Estate	1.9%
Materials	2.1%
Utilities	2.4%
Energy	3.8%
Consumer Staples	4.8%
Health Care	8.2%
Industrials	8.4%
Consumer Discretionary	10.9%
Communications	11.0%
Financials	12.2%
Technology	33.4%

C000161987
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	DSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dana Epiphany Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 34,238,834
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 33,743
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,238,834
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$33,743
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
MYR Group, Inc.	2.8%
Powell Industries, Inc.	2.8%
Chord Energy Corp.	2.4%
SM Energy Co.	2.1%
Element Solutions, Inc.	2.1%
Axsome Therapeutics, Inc.	2.1%
Modine Manufacturing Co.	2.1%
Weatherford International plc	2.0%
PDF Solutions, Inc.	2.0%
Clean Harbors, Inc.	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.1%
Money Market Funds	1.3%
Consumer Staples	1.6%
Utilities	3.1%
Materials	4.9%
Real Estate	5.1%
Energy	6.5%
Consumer Discretionary	10.3%
Technology	14.3%
Health Care	16.3%
Financials	16.4%
Industrials	19.2%

C000131830
Shareholder Report [Line Items]
Fund Name	Dana Large Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	DLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 68,439,803
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 133,820
InvestmentCompanyPortfolioTurnover	8.00%
C000237915
Shareholder Report [Line Items]
Fund Name	Kovitz Core Equity ETF
Trading Symbol	EQTY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kovitz Core Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kovitz.com/eqty. You can also request this information by contacting us at (877) 714-2327.
Additional Information Phone Number	(877) 714-2327
Additional Information Website	https://www.kovitz.com/eqty
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,312,932,893
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 6,371,177
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,312,932,893
Number of Portfolio Holdings	39
Advisory Fee	$6,371,177
Portfolio Turnover	21%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Energy	1.5%
Consumer Staples	3.9%
Communications	10.9%
Consumer Discretionary	12.1%
Industrials	13.7%
Health Care	14.0%
Financials	18.6%
Technology	23.3%

C000255350
Shareholder Report [Line Items]
Fund Name	Slow Capital Growth Fund
Trading Symbol	SLWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Slow Capital Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://slowcapitalfunds.com/literature. You can also request this information by contacting us at 833-377-2715.
Additional Information Phone Number	833-377-2715
Additional Information Website	https://slowcapitalfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Slow Capital Growth Fund	$37	0.77%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended April 30, 2026, the Fund (SLWGX) returned -3.33% versus 5.43% for the Morningstar US Target Market Exposure Index, an 876 basis point underperformance.

Two crosscurrents defined the period: (1) hyperscaler artificial intelligence (AI) capital spending lifted select semiconductor holdings, while AI-displacement fears triggered a broad enterprise software repricing; and (2) concentrated exposure to enterprise software drove the bulk of the relative shortfall.

The Fund’s top contributors were ON Semiconductor (+100.0% return, +2.3% contribution), Analog Devices (+72.2% return, +1.8% contribution), Alphabet (+37.1% return, +1.8% contribution), and Ross Stores (+44.0% return, +1.2% contribution). ON Semiconductor rallied on stabilization in core automotive and industrial markets and emergent AI data center power demand. Analog Devices advanced on broad-based end-market recovery across industrial, automotive, and communications. Alphabet gained on Google Cloud's accelerated growth and resilient Search monetization. Ross Stores rallied on consumer trade-down into off-price retail.

Detractors were led by ServiceNow (-39.2% return, -1.5% contribution, exited), Spotify (-31.8% return, -1.4% contribution), Veeva Systems (-46.3% return, -1.3% contribution), and HubSpot (-46.7% return, -1.2% contribution, exited). ServiceNow pulled back on AI-displacement concerns and execution misses around recent acquisitions. Spotify declined on weaker premium subscriber growth. Veeva Systems fell on heightened competition from Salesforce in life sciences Customer Relationship Management (CRM). HubSpot fell on AI-native competitive threats and weaker seat expansion.

Health Care detracted 266 bps, the largest sector drag. Technology contributed -81 bps as semiconductor strength offset software weakness.

The portfolio remains concentrated in high-quality businesses with durable competitive advantages and disciplined capital reinvestment. Bottom-up stock selection drives performance.

Line Graph [Table Text Block]
Table Summary
	Slow Capital Growth Fund	Morningstar US Target Market Exposure
Dec-2024	$10,000	$10,000
Apr-2025	$8,920	$9,165
Apr-2026	$10,750	$11,962

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (December 6, 2024)
Slow Capital Growth Fund	20.52%	5.31%
Morningstar US Target Market Exposure	30.52%	13.68%

Performance Inception Date	Dec. 06, 2024
AssetsNet	$ 99,978,068
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 230,125
InvestmentCompanyPortfolioTurnover	16.00%
C000123870
Shareholder Report [Line Items]
Fund Name	SMI Dynamic Allocation Fund
Trading Symbol	SMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	28.19%	7.14%	6.53%
S&P 500 Index TR	31.05%	13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Weighted Index*	19.77%	7.99%	9.89%

* The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 764-3863 or visit https://smifund.com/mutual-funds  for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 82,683,810
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 384,968
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$82,683,810
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$384,968
Portfolio Turnover	51%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Sprott Physical Gold Trust	17.2%
SMI 3Fourteen Real Asset Allocation ETF	13.4%
BNY Mellon US Large Cap Core Equity ETF	13.3%
iShares MSCI Emerging Markets ex China ETF	10.2%
iShares Russell 2000 Value ETF	8.5%
iShares MSCI EAFE ETF	7.1%
Invesco QQQ Trust, Series 1	6.6%
SPDR® S&P® Metals & Mining ETF	2.6%
Schwab Long-Term U.S. Treasury ETF	2.5%
Simplify DBi CTA Managed Futures Index ETF	2.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3
Short Term Treasury ETFs	0.4
Real Estate ETF's	0.4
Alternative ETF's	6.9
Fixed Income ETF's	9.3
Dynamic Asset Allocation ETF's	13.4
Gold Funds	17.2
International ETF's	20.2
Domestic Equity ETF's	31.9

C000123869
Shareholder Report [Line Items]
Fund Name	SMI Multi-Strategy Fund
Trading Symbol	SMILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$66	1.26%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SMI Multi-Strategy Fund	27.20%	6.66%	8.23%
S&P 500 Index TR	31.05%	13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Weighted Index*	19.77%	7.99%	9.89%

* The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 764-3863 or visit https://smifund.com/mutual-funds  for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,710,667
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 238,353
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$58,710,667
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$238,353
Portfolio Turnover	59%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Russell 1000 Value ETF	11.4%
SMI 3Fourteen Full-Cycle Trend ETF	10.6%
Sprott Physical Gold Trust	8.5%
SMI 3Fourteen Real Asset Allocation ETF	6.7%
BNY Mellon US Large Cap Core Equity ETF	6.6%
SPDR® S&P® Metals & Mining ETF	6.1%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	5.5%
Aegis Value Fund, Inc., Institutional Class	5.4%
iShares MSCI Emerging Markets ex China ETF	5.0%
First Trust Developed Markets ex-US AlphaDEX® Fund	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1
Short Term Treasury ETF's	0.2
DAA Real Estate ETF's	0.2
DAA Fixed Income ETF's	4.7
International Funds & ETF's	6.5
DAA Dynamic Allocation ETF's	6.7
DAA Alternative ETF's	6.8
Small Cap Funds	7.4
DAA Gold Funds	8.5
DAA International Funds & ETF's	9.9
Sector ETF's	11.2
DAA Domestic ETF's	15.8
Large Cap ETF's	22.0

C000123868
Shareholder Report [Line Items]
Fund Name	Sound Mind Investing Fund
Trading Symbol	SMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$63	1.19%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Sound Mind Investing Fund	22.45%	6.08%	9.32%
S&P 500 Index TR	31.05%	13.14%	15.26%
SMI Custom Index*	34.85%	9.18%	12.27%

* The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 764-3863 or visit https://smifund.com/mutual-funds  for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,474,455
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 437,510
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$98,474,455
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$437,510
Portfolio Turnover	49%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Russell 1000 Value ETF	28.3%
SMI 3Fourteen Full-Cycle Trend ETF	25.7%
Aegis Value Fund, Inc., Institutional Class	13.2%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	11.6%
First Trust Developed Markets ex-US AlphaDEX® Fund	10.0%
Cambria Global Value ETF	7.5%
Needham Small Cap Growth Fund, Institutional Class	3.5%
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.3%
Lord Abbett Developing Growth Fund, Inc., Institutional Class	0.0%
Delaware Ivy Large Cap Growth Fund, Class I	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3
Large Growth Funds	3.5
Commodity ETF's	11.6
Small Cap Funds	13.2
International Funds and ETF's	17.5
Large Cap Funds and ETF's	25.7
Large Value ETF's	28.3